Share capital (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about movement in the shares [Table Text Block]
	Number	Amount
Outstanding at October 31, 2022	467,607,678	$87,784,725
Issuance of common shares and units for cash (note 13 (c) (vi))	9,864,500	535,525
Cash share issuance costs	-	(25,586)
Exercise of stock options	2,550,000	434,822
Convertible debentures converted into common shares (note 11)	30,346,660	1,742,226
Outstanding at October 31, 2023	510,368,838	$90,471,712
Issuance of common shares and units for cash (note 13 (c) (v))	24,478,227	439,155
Cash share issuance costs	-	(24,520)
Broker warrants issued	-	(3,909)
Shares issued on settlement of accounts payable	1,333,333	79,167
Convertible debentures converted into common shares (note 11)	36,805,300	716,674
Outstanding at October 31, 2024	572,985,698	$91,678,279
Issuance of common shares and units for cash (note 13 (c) (i-iii))	23,095,983	560,498
Cash share issuance costs (note 13 (c) (i, ii, iii))	-	(31,515)
Shares issued on settlement of debt (note 13 (iv))	3,000,000	106,240
Exercise of warrants classified as liability (note 13 (d))	12,150,205	984,170
Exercise of broker warrants (note 14)	184,000	7,406
Convertible debentures converted into common shares (note 11)	4,674,528	162,366
Outstanding at October 31, 2025	616,090,414	$93,467,444